UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/01

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nichols & Pratt Advisers, LLP
Address:  50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-06593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

Thomas E. Bator         Boston, Massachusetts      11/15/01

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.
      28-271                    Bank of New York
      28-380                    United States Trust Company

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total : 132

Form 13F Information Table Value Total:     $771,646,176
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt
02                      28-3162                   James R. Nichols


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                                        Form 13F INFORMATION

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE  SHARED  NONE
AT&T Corp.               COM  001957109     485,241      25,142 SH OTHER            25,142
Abbott Laboratories      COM  002824100  25,443,936     490,722 SH OTHER           490,722
Agilent Technologies     COM  00846U101   1,927,267      98,581 SH OTHER            98,581
Air Products & Chemical  COM  009158106     356,865       9,250 SH OTHER             9,250
Allstate Corp            COM  020002101     323,712       8,667 SH OTHER             8,667
American Int'l Group     COM  026874107  51,927,252     665,734 SH OTHER           665,734
American Express Co.     COM  025816109   1,450,239      49,905 SH OTHER            49,905
American Home Products   Com  026609107   5,560,662      95,462 SH OTHER            95,462
Amgem Inc                COM  031162100     558,315       9,500 SH OTHER             9,500
Analog Devices           COM  032654105   1,325,658      40,540 SH OTHER            40,540
Anheuser Busch Cos Inc   COM  035229103     885,678      21,148 SH OTHER            21,148
AOL Time Warner          COM  00184A105     472,767      14,283 SH OTHER            14,283
Automatic Data ProcessingCOM  053015103  26,264,690     558,348 SH OTHER           558,348
Avery Dennison Corp      COM  053611109     631,589      13,350 SH OTHER            13,350
Bank of America          COM  060505104   1,210,340      20,725 SH OTHER            20,725
Bank of New York         COM  064057102     342,055       9,773 SH OTHER             9,733
Bank One Corp            COM  06423A103     214,027       6,801 SH OTHER             6,801
Baxter International     COM  071813109   1,626,177      29,540 SH OTHER            29,540
Becton Dickinson & Co    COM  075887109     296,000       8,000 SH OTHER             8,000
BellSouth Corp           COM  079860102   1,266,610      30,484 SH OTHER            30,484
Bemis Co                 COM  081437105   8,194,275     205,628 SH OTHER           205,628
Berkshire Hathaway CL B  COM  084670207  10,843,820       4,654 SH OTHER             4,654
BP PLC ADR               COM  055622104   4,245,387      86,341 SH OTHER            86,341
Bristol Myers Squibb     COM  110122108   5,217,973      93,916 SH OTHER            93,916
Chevron Corp             COM  166751107     503,330       5,939 SH OTHER             5,939
Chubb Corp               COM  171232101   1,094,858      15,332 SH OTHER            15,332
Cigna Corp               COM  125509109     787,278       9,491 SH OTHER             9,491
Cintas Corp.             COM  172908105  10,049,776     249,374 SH OTHER           249,374
Cisco Systems            COM  17275R102   2,649,284     217,511 SH OTHER           217,511
Citigroup Inc            COM  172967101   1,237,275      30,550 SH OTHER            30,550
Coca Cola                COM  191216100  33,120,656     706,951 SH OTHER           706,951
Colgate Palmolive        COM  194162103     627,469      10,772 SH OTHER            10,772
Computer Sciences        COM  205363104     238,824       7,200 SH OTHER             7,200
Conoco Inc               COM  208251405     496,487      19,593 SH OTHER            19,593
Diebold Inc              COM  253651103     483,375      12,687 SH OTHER            12,687
Disney (Walt) Company    COM  254687106   4,892,872     262,775 SH OTHER           262,775
Dominion Res Inc Va New  COM  25746U109     236,866       3,991 SH OTHER             3,991
Dover Corp               COM  260003108     274,001       9,100 SH OTHER             9.100
Dow Chemical Company     COM  260543103     274,267       8,372 SH OTHER             8,372
Du Pont E I De Nemours   COM  263534109     922,879      24,597 SH OTHER            24,597
EMC Corp.                COM  268648102   1,413,231     120,275 SH OTHER           120,275
Eaton Vance Tax          COM  277919205     787,982       1,710 SH OTHER             1,710
El Paso Corporation      COM  28336L109     204,011       4,910 SH OTHER             4,910
Electronic Data Sys Corp COM  285661104   6,866,073     119,244 SH OTHER           119,244
Emerson Electric         COM  291011104  10,783,375     229,141 SH OTHER           229,141
Enron Corp               COM  293561106     287,875      10,572 SH OTHER            10,572
Exxon Mobil              COM  30231G102  18,681,037     474,138 SH OTHER           474,138
Federated Natl Mtg Assn  COM  313586109   1,755,235      21,924 SH OTHER            21,924
Federaed Dept Stores Inc COM  31410H101     282,000      10,000 SH OTHER            10,000
FleetBoston Financial    COM  339030108   1,527,110      41,554 SH OTHER            41,554
Forest Labs Inc          COM  345838106     230,848       3,200 SH OTHER             3,200
Gannett Co Inc           COM  364730101   1,255,097      20,880 SH OTHER            20,880
General Electric         COM  369604103  59,844,831   1,608,732 SH OTHER         1,608,732
General Mills            COM  370334104   1,462,825      32,150 SH OTHER            32,150
Genzyme Corp General Div COM  372917104     219,515       4,833 SH OTHER             4,833
Gillette Co.             COM  375766102  12,033,897     403,822 SH OTHER           403,822
Glaxo SmithKline         COM  37733W105     289,635       5,161 SH OTHER             5,161
Heinz H J Co             COM  423074103   1,051,516      24,947 SH OTHER            24,947
Hershey Foods Corp       COM  427866108     470,664       7,200 SH OTHER             7,200
Hewlett Packard Co.      COM  428236103    3,350904     208,779 SH OTHER           208,779
Home Depot Inc           COM  437076102     631,187      16,450 SH OTHER            16,450
Household Intl Corp      COM  441815107   2,176,663      38,607 SH OTHER            38,607
Ingersoll Rand Co        COM  456866102     349,830      10,350 SH OTHER            10,350
Instron Corp             COM  457776102     440,000      20,000 SH OTHER            20,000
Intel Corp.              COM  458140100   6,833,971     334,343 SH OTHER           334,343
Interpublic Group        COM  460690100   5,564,712     272,780 SH OTHER           272,780
Intl Business Machines   COM  459200101   1,909,610      20,820 SH OTHER            20,820
Intuit Com               COM  461202103     603,588      16,860 SH OTHER            16,860
Investors Finl Services  COM  461915100     288,200       5,000 SH OTHER             5,000
J.P. Morgan Chase        COM  46625H100  21,131,678     618,790 SH OTHER           618,790
Jefferson Pilot Corp     COM  475070108   1,088,603      24,474 SH OTHER            24,474
Johnson & Johnson        COM  478160104  86,054,205   1,553,325 SH OTHER         1,553,325
Kimberly Clark Corp      COM  494368103     638,600      10,300 SH OTHER            10,300
Lilly Eli & Co Com       COM  532457108   1,969,080      24,400 SH OTHER            24,400
Lincoln Natl Corp        COM  534187109     419,670       9,000 SH OTHER             9,000
Linear Technology        COM  535678106   1,141,276      34,795 SH OTHER            34,795
Marsh & McLennan         COM  571748102  18,724,601     193,636 SH OTHER           193,636
McGraw Hill Companies    COM  580645109   5,721,060      98,300 SH OTHER            98,300
McDonalds                COM  580135101   2,891,576     106,543 SH OTHER           106,543
Medtronic Corp.          COM  585055106   4,846,118     111,405 SH OTHER           111,405
Mellon Finl Corp         COM  58551A108     271,572       8,400 SH OTHER             8,400
Merck                    COM  589331107  76,492,494   1,148,536 SH OTHER         1,148,536
Microsoft                COM  594918104   8,927,583     174,469 SH OTHER           174,469
Minnesota Mining & Mfg   COM  604059105   4,437,151      45,093 SH OTHER            45,093
Motorola Inc.            COM  620076109   1,944,867     124,671 SH OTHER           124,671
National City Corp.      COM  635405103   7,648,092     255,362 SH OTHER           255,362
Nokia Corp               COM  654902204     726,160      46,400 SH OTHER            46,400
Northeast Invs Growth    COM  664199106     485,142      34,286 SH OTHER            34,286
Northern Trust Corp.     COM  665859104   4,408,320      84,000 SH OTHER            84,000
Oracle Corp              COM  68389X105     356,014      28,300 SH OTHER            28,300
Pearson Ord              COM  067760009     798,253      74,760 SH OTHER            74,760
Pepsico                  COM  713448108  22,987,400     473,967 SH OTHER           473,967
Pfizer, Inc.             COM  717081103  14,984,969     373,690 SH OTHER           373,690
Pharmacia Corporation    COM  71713U102     296,696       7,315 SH OTHER             7,315
Pitney Bowes Inc         COM  724479100     385,820      10,100 SH OTHER            10,100
Procter & Gamble         COM  742718109  36,982,367     508,069 SH OTHER           508,069
QuickCut NA LLC          COM  748999984     212,000           8 SH OTHER                 8
Qwest Comm Intl          COM  749121109     200,984      12,035 SH OTHER            12,035
Raytheon CLB             COM  755111408   2,675,290      82,427 SH OTHER            82,427
Robert Half Intl Inc     COM  770323103     400,200      20,000 SH OTHER            20,000
Roche HLDG Ltd Sponserd  COM  771195104     211,689       2,950 SH OTHER             2,950
Ryal Dutch Pete          COM  780257804     984,448      19,591 SH OTHER            19,591
Sara Lee Corp            COM  803111103     436,650      20,500 SH OTHER            20,500
SBC Communications       COM  78387G103  13,848,992     293,909 SH OTHER           293,909
Schering Plough Corp     COM  806605101   1,079,536      29,098 SH OTHER            29,098
Schlumberger Ltd.        COM  806857108   1,411,490      30,886 SH OTHER            30,886
Scudder Large Company    COM  920390507     950,742      41,608 SH OTHER            41,608
Service Master Co        COM  81760N109     337,768      30,457 SH OTHER            30,457
Shell Trans & Trading    COM  822703609     213,120       4,800 SH OTHER             4,800
Sherwin Williams Inc     COM  824348106     359,964      16,200 SH OTHER            16,200
St. Paul Companies       COM  792860108     418,383      10,150 SH OTHER            10,150
State Street Boston      COM  857473102  22,653,313     497,875 SH OTHER           497,875
Stryker                  COM  863667101     555,450      10,500 SH OTHER            10,500
Sun Micro                COM  866810104   1,124,058     135,920 SH OTHER           135,920
SunTrust Bks Inc         COM  867914103     239,760       3,600 SH OTHER             3,600
Sysco                    COM  871829107  18,018,878     705,516 SH OTHER           705,516
TECO Energy              COM  872375100   3,144,386     116,029 SH OTHER          116,,029
Tyco Intl Ltd            COM  902124106     719,492      15,813 SH OTHER            15,813
Union Pacific Corp       COM  907818108     317,325       6,766 SH OTHER             6,766
United Dominion Realty   COM  910197102   9,284,142     650,150 SH OTHER           650,150
United Technologies Corp COM  913017109     349,122       7,508 SH OTHER             7,508
Vanguard S&P 500 Index   COM  922908108     584,818       6,089 SH OTHER             6,089
Verizon Communications   COM  92343V104   8,638,554    159,648 SH OTHER            159,648
Vodafone Group PLC       COM  92857W100     587,650     26,760 SH OTHER             26,760
WalMart Stores           COM  931142103   1,148,400     23,200 SH OTHER             23,200
Walgreen Co              COM  931422109     284,529      8,264 SH OTHER              8,264
Wallace Computer         COM  932270101     222,600     14,000 SH OTHER             14,000
Washington Post          COM  939640108     776,581      1,494 SH OTHER              1,494
Weingarten Rlty Inv      COM  948741103     560,115     11,525 SH OTHER             11,525
Wells Fargo & Company    COM  949746101     804,278     18,094 SH OTHER             18,094
Worldcom Inc             COM  98157D106     312,381     20,770 SH OTHER             20,770
Zimmer Hldgs             COM  98956P102     264,263      9,523 SH OTHER              9,523
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